AMENDED AND RESTATED BYLAWS

OF

WESTERN ASSET INFLATION-LINKED INCOME FUND

A Massachusetts Business Trust

(Dated as of November 2, 2020)

ARTICLE I

OFFICES

SECTION 1.    Principal Office of the Trust. Western Asset Inflation-Linked Income Fund (the “Trust”) shall have a principal office at such place as the Board of Trustees may designate.

SECTION 2.    Other Offices. The Trust may have offices also at such other places within and without The Commonwealth of Massachusetts as the Trustees may from time to time determine or as the business of the Trust may require.

SECTION 3.    Agreement and Declaration of Trust. These Bylaws shall be subject to the Agreement and Declaration of Trust, as amended or restated from time to time (the “Declaration of Trust”), of the Trust. Capitalized terms used in these Bylaws and not otherwise defined herein shall have the meanings given to such terms in the Declaration of Trust.

ARTICLE II

SHAREHOLDERS

SECTION 1.    Annual Meetings. An annual meeting of the shareholders of the Trust shall be held on a date following the end of the Trust’s fiscal year (as such fiscal year is fixed from time to time by the Board of Trustees) as called by the Board of Trustees. An annual meeting may be held at any time and at any place (which need not be a physical location and instead may be solely by means of remote communication or both a physical location and by means of remote communication) in or out of The Commonwealth of Massachusetts, each as determined by the Board of Trustees (or as otherwise provided in these Bylaws) and as designated in the notice of the meeting.

SECTION 2.    Special Meetings. The Board of Trustees may call a special meeting of shareholders from time to time for such purposes as may be prescribed by law, by the Declaration of Trust or by these Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees, including a majority of the Continuing Trustees (as defined in the Declaration of Trust), to be necessary or desirable. A special meeting of shareholders shall be held on the date and at the time and at any place (which need not be a physical location and instead may be solely by means of remote communication or both a physical location and by means of remote communication) set by the Board of Trustees or an officer designated by the Board of Trustees to set the time and place of such special meeting of shareholders. For the avoidance of doubt, shareholders of the Trust may not call a special meeting of shareholders.

SECTION 3.    Place of Meetings. Unless the Declaration of Trust or these Bylaws provide otherwise, meetings of shareholders shall be held at such place (which need not be a physical location and instead may be solely by means of remote communication or both a physical location and by means of remote communication) as is set from time to time by the Board of Trustees or an officer designated by the Board of Trustees to set the time and place of meeting of shareholders.

SECTION 4.    Notice of Meetings; Waiver of Notice. Not less than seven (7) nor more than ninety (90) days before each shareholders’ meeting, the Secretary or an Assistant Secretary, or any other officer or agent designated for such purpose by the Trustees, shall give notice in writing or by electronic transmission of the meeting to each shareholder entitled to vote at the meeting. Any notice given by the Trust to a shareholder is effective if given by a single notice, in writing or by electronic transmission, to all shareholders who share an address if the Trust gives notice, in writing or by electronic transmission, to the shareholder of its intent to give a single notice, and the shareholder consents to receiving a single notice or fails to object in writing within 60 days after the Trust gives notice to the shareholder of its intent to give a single notice, and the Trust addresses the notice to each shareholder sharing an address as a group, individually, or in a form each has consented to in writing. A shareholder may revoke consent given, whether affirmative or implied, by written notice to the Trust. The notice shall state the time of the meeting, the place of the meeting, if any, and the means of remote communication, if any, by which shareholders and proxy holders may be deemed to be present in person and may vote at the meeting and, if the meeting is a special meeting or notice of the purpose is required by statute, the purpose of the meeting. Notice is given to a shareholder when it is personally delivered to the shareholder, left at the shareholder’s residence or usual place of business, mailed to the shareholder at the shareholder’s address as it appears on the records of the Trust or transmitted to the shareholder by an electronic transmission to any address or number of the shareholder at which the shareholder receives electronic transmissions. The inadvertent failure to deliver any notice does not invalidate any meeting or other action. An affidavit of the Secretary, an Assistant Secretary, the transfer agent or other agent of the Trust that notice has been given, in the absence of actual fraud, shall be prima facie evidence of the facts stated in the affidavit. Notice of any meeting of shareholders shall be deemed waived by any shareholder who attends the meeting in person or by proxy, or who before or after the meeting submits a written waiver or waiver by electronic transmission that is filed with the records of the meeting.

SECTION 5.    Matters Before Shareholder Meetings; Advance Notice of Shareholder Nominees for Trustees and Other Shareholder Proposals.

The matters to be considered and brought before any annual or special meeting of shareholders shall be limited to only such matters, including but not limited to the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 5. Only persons who are nominated in accordance with the procedures set forth in this Section 5 shall be eligible for election as Trustees.

(a) Annual Meetings of Shareholders.

(1)    For any matter to be properly before any annual meeting, the matter must be (i) specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to this Article II, (ii) otherwise brought before the meeting by or at the direction of a majority of the Continuing Trustees (or any duly authorized committee thereof) or (iii) before the meeting in the manner specified in this Section 5(a) by any shareholder of the Trust who was a shareholder of record, or a shareholder that holds Shares (as defined in the Declaration of Trust) entitled to vote at the meeting (a “Beneficial Shareholder”) through a nominee or “street name” holder of record that can demonstrate to the Trust such indirect ownership and such Beneficial Shareholder’s entitlement to vote such Shares as of the record date set by the Board of Trustees for the purpose of determining shareholders entitled to vote at the annual meeting, at the time of giving of notice by the shareholder as provided for in this Section 5(a) and at the time of the annual meeting (and any postponements or adjournments thereof), who is entitled to vote at the meeting in the election of each individual so nominated or on any such other business and who has complied with this Section 5(a).

(2)    For any nomination or other business to be properly brought before an annual meeting by a shareholder pursuant to clause (iii) of paragraph (a)(1) of this Section 5, the shareholder must have given timely notice thereof in writing to the Secretary of the Trust, and any such other business must otherwise be a proper matter for action by the shareholders. To be timely, a shareholder’s notice shall set forth all information required under this Section 5 and shall be delivered to the Secretary at the principal executive office of the Trust not earlier than the 150th day nor later than 5:00 p.m., Eastern Time, on the 120th day prior to the first anniversary of the date of the proxy statement (as defined in Section 5(c)(3) of this Article II) for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced or delayed by more than thirty (30) days from the first anniversary of the date of the preceding year’s annual meeting, in order for notice by the shareholder to be timely, such notice must be so delivered not earlier than the 150th day prior to the date of such annual meeting and not later than 5:00 p.m., Eastern Time, on the later of the 120th day prior to the date of such annual meeting, as originally convened, or the tenth day following the day on which public announcement of the date of such meeting is first made; provided, further, however, that such notice for the 2021 annual meeting of shareholders shall be delivered or mailed and received by the Secretary at the principal executive office of the Trust not less than forty-five (45) nor more than sixty (60) days prior to the first anniversary date of the date on which the Trust first mailed its proxy materials for the 2020 annual meeting; provided further, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the 2020 annual meeting and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an “Other Annual Meeting Date”), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The public announcement of a postponement or adjournment of an annual meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

(3)    Such shareholder’s notice shall set forth:

(i)    as to each individual whom the shareholder proposes to nominate for election or reelection as a Trustee (each, a “Proposed Nominee”),

(1)    the name, age, date of birth, business address, residence address and nationality of any Proposed Nominee;

(2)    all information relating to the Proposed Nominee that would be required to be disclosed in connection with the solicitation of proxies for the election of the Proposed Nominee as a Trustee in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and

(3)    whether such shareholder believes any such Proposed Nominee is, or is not, an “interested person” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust and information regarding such individual that is sufficient, in the discretion of the Board of Trustees or any authorized officer of the Trust, to make such determination (including, without limitation, whether such Proposed Nominee may have a “material business or professional relationship” with the Trust, its principal executive officer, investment adviser or principal underwriter of the Trust, the principal executive officer of any such investment adviser or principal underwriter, or any person (directly or indirectly) controlling, controlled by, or under common control with any such investment adviser or principal underwriter, or any other fund with the same investment adviser or principal underwriter, or the principal executive officer of such other fund);

(ii)    as to any other business that the shareholder proposes to bring before the meeting, a description of such business, the text of the proposal to be presented, the shareholder’s reasons for proposing such business, why the shareholder favors the proposal, any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed and any material interest in such business of such shareholder or any Shareholder Associated Person (as defined below), individually or in the aggregate, including any anticipated benefit to the shareholder or the Shareholder Associated Person therefrom;

(iii)    as to the shareholder giving the notice, any Proposed Nominee and any Shareholder Associated Person,

(1)    evidence establishing entitlement to vote, the class, series and number of all Shares or other securities of the Trust or any affiliate thereof (collectively, the “Covered Shares”), if any, which are owned (beneficially or of record) by such shareholder, Proposed Nominee or Shareholder Associated Person, the date on which each such Covered Share was acquired and the investment intent of such acquisition, and any short interest (including any opportunity to profit or share in any benefit from any decrease in the price of such Share or other security) in any Covered Shares of any such person;

(2)    the nominee holder for, and number of, any Covered Shares owned beneficially but not of record by such shareholder, Proposed Nominee or Shareholder Associated Person;

(3)    whether and the extent to which such shareholder, Proposed Nominee or Shareholder Associated Person, directly or indirectly (through brokers, nominees or otherwise), is subject to or during the last twelve months has engaged in any hedging, derivative or other transaction or series of transactions or entered into any other agreement, arrangement or understanding (including any short interest, any borrowing or lending of securities or any proxy or voting agreement), the effect or intent of which is to (I) manage risk or benefit of changes in the price of (x) Covered Shares or (y) any security of any other closed-end investment company (a “Peer Group Company”), in each case for such shareholder, Proposed Nominee or Shareholder Associated Person or (II) increase or decrease the voting power of such shareholder, Proposed Nominee or Shareholder Associated Person in the Trust or any affiliate thereof (or, as applicable, in any Peer Group Company) disproportionately to such person’s economic interest in the Covered Shares (or, as applicable, in any Peer Group Company); and

(4)    any substantial interest, direct or indirect (including, without limitation, any existing or prospective commercial, business or contractual relationship with the Trust), by security holdings or otherwise, of such shareholder, Proposed Nominee or Shareholder Associated Person, in the Trust or any affiliate thereof, other than an interest arising from the ownership of Covered Shares where such shareholder, Proposed Nominee or Shareholder Associated Person receives no extra or special benefit not shared on a pro rata basis by all other holders of the same class or series;

(iv)    as to the shareholder giving the notice, any Shareholder Associated Person with an interest or ownership referred to in clauses (ii) or (iii) of this paragraph (3) of this Section 5(a) and any Proposed Nominee,

(1)    the name and address of such shareholder, as they appear in the Trust’s records, and the current name and business address, if different, of each such Shareholder Associated Person and any Proposed Nominee; and

(2)    the investment strategy or objective, if any, of such shareholder and each such Shareholder Associated Person who is not an individual, and a copy of the prospectus, offering memorandum or similar document, if any, provided to investors or potential investors in such shareholder and each such Shareholder Associated Person;

(v)    the name and address of any person who contacted or was contacted by the shareholder giving the notice or any Shareholder Associated Person about the Proposed Nominee or other business proposal; and

(vi)    to the extent known by the shareholder giving the notice, the name and address of any other shareholder supporting the Proposed Nominee for election or reelection as a Trustee or the proposal of other business.

(4)    Such shareholder’s notice shall, with respect to any Proposed Nominee, be accompanied by a written undertaking executed by the Proposed Nominee (i) that such Proposed Nominee (a) is not, and will not become, a party to any agreement, arrangement or understanding with any person or entity other than the Trust in connection with service or action as a Trustee that has not been disclosed to the Trust, (b) will serve as a Trustee of the Trust if elected and (c) consents to the Trust’s or Board of Trustees’ use of a background check; and (ii) attaching a completed Proposed Nominee questionnaire (which questionnaire shall be provided by the Trust, upon request by the shareholder providing the notice, and shall include, but need not be limited to, all information relating to the Proposed Nominee that would be required to be disclosed in connection with the solicitation of proxies for the election of the Proposed Nominee as a Trustee in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act, that would be required pursuant to the rules of any national securities exchange on which any securities of the Trust are listed or over-the-counter market on which any securities of the Trust are traded, or would be necessary to establish that the Proposed Nominee satisfies the Trustee qualifications as set forth in Section 1 of Article III of these Bylaws).

(5)    Notwithstanding anything in this subsection (a) of this Section 5 to the contrary, in the event that the number of Trustees to be elected to the Board of Trustees is increased, and there is no public announcement of such action at least 130 days prior to the first anniversary of the date of the proxy statement (as defined in Section 5(c)(3) of this Article II) for the preceding year’s annual meeting, a shareholder’s notice required by this Section 5(a) shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the Secretary at the principal executive office of the Trust not later than 5:00 p.m., Eastern Time, on the tenth day following the day on which such public announcement is first made by the Trust.

(6)    For purposes of this Section 5, “Shareholder Associated Person” of any shareholder shall mean (i) any person acting in concert with such shareholder, (ii) any beneficial owner of Shares owned of record or beneficially by such shareholder (other than a shareholder that is a depositary) and (iii) any person that directly, or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, such shareholder or such Shareholder Associated Person.

(7)    In addition, the Trustees may require any Proposed Nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such Proposed Nominee to serve as a Trustee.

(b) Special Meetings of Shareholders. For any matter to be properly before any special meeting, the matter must be specified in the notice of meeting given by or at the direction of a majority of the Trustees and a majority of the Continuing Trustees pursuant to this Article II. Nominations of individuals for election to the Board of Trustees may be made at a special meeting of shareholders at which Trustees are to be elected only if the meeting is called for such purpose and then only (i) by or at the direction of the Board of Trustees or (ii) by any shareholder of record, or by a Beneficial Shareholder through a nominee or “street name” holder of record that can demonstrate to the Trust such indirect ownership and such Beneficial Shareholder’s entitlement to vote such Shares as of the record date set by the Board of Trustees for the purpose of determining shareholders entitled to vote at the special meeting, at the time of giving of notice by the shareholder as provided for in this Section 5(b) and at the time of the special meeting (and any postponements or adjournments thereof), who is entitled to vote at the meeting in the election of each individual so nominated or on any such other business if the shareholder’s notice, containing the information required by paragraphs (a)(3) and (4) of this Section 5, is delivered to the Secretary at the principal executive office of the Trust not earlier than the 120th day prior to such special meeting and not later than 5:00 p.m., Eastern Time, on the later of the 90th day prior to such special meeting or the tenth day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board of Trustees to be elected at such meeting. The public announcement of a postponement or adjournment of a special meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

(c) General. (1) If information submitted pursuant to this Section 5 by any shareholder proposing a nominee for election as a Trustee or any proposal for other business at a meeting of shareholders shall be inaccurate in any material respect, such information may be deemed by the Trust not to have been provided in accordance with this Section 5. Any such shareholder shall notify the Trust of any inaccuracy or change (within two Business Days of becoming aware of such inaccuracy or change) in any such information. Upon written request by the Secretary or the Board of Trustees, any such shareholder shall provide, within five Business Days of delivery of such request (unless another period as may be specified in such request), (A) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy of any information submitted by the shareholder pursuant to this Section 5, and (B) a written update of any information (including, if requested by the Trust, written confirmation by such shareholder that it continues to intend to bring such nomination or other business proposal before the meeting) submitted by the shareholder pursuant to this Section 5 as of an earlier date. If a shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested may be deemed by the Trust not to have been provided in accordance with this Section 5. For purposes of these Bylaws, “Business Day” shall mean any day other than a Saturday, a Sunday or a day on which banking institutions in the State of New York are authorized or obligated by law or executive order to close.

(2)    An individual who is nominated to be elected to the Board of Trustees by a shareholder is only eligible for election by shareholders as a Trustee if such individual is nominated in accordance with this Section 5 and has completely and accurately provided all requested information and verifications contemplated by this Section 5 within the requested time period, and only such business shall be conducted at a meeting of shareholders as shall have been brought before the meeting in accordance with this Section 5. The Chairman of any meeting of shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power to determine whether a nomination or any other business proposed to be brought before the meeting was made or proposed, as the case may be, in accordance with this Section 5. The Chairman of the meeting may refuse to acknowledge a nomination or any other business proposed to be brought before the meeting by any shareholder that is not made in accordance with this Section 5, and such nomination or proposal shall be considered invalid.

(3)    For purposes of this Section 5, “the date of the proxy statement” shall have the same meaning as “the date of the company’s proxy statement released to shareholders” as used in Rule 14a-8(e) promulgated under the Exchange Act, as interpreted by the Securities and Exchange Commission from time to time. “Public announcement” shall mean disclosure (A) in a press release reported by the Dow Jones News Service, Associated Press, Business Wire, PR Newswire or other widely circulated news or wire service or (B) in a document publicly filed by the Trust with the Securities and Exchange Commission pursuant to the Exchange Act.

(4)    Notwithstanding the foregoing provisions of this Section 5, a shareholder shall also comply with all applicable requirements of the Declaration of Trust, and all applicable law, including, without limitation, state law and the Exchange Act, with respect to the matters set forth in this Section 5. Nothing in this Section 5 shall be deemed to affect any right of a shareholder to request inclusion of a proposal in, or the right of the Trust to omit a proposal from, any proxy statement filed by the Trust with the Securities and Exchange Commission pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act. Nothing in this Section 5 shall require disclosure of revocable proxies received by the shareholder or Shareholder Associated Person pursuant to a solicitation of proxies after the filing of an effective Schedule 14A by such shareholder or Shareholder Associated Person under Section 14(a) of the Exchange Act.

(5)    Notwithstanding anything in these Bylaws to the contrary, except as otherwise determined by the Chairman of the meeting, if the shareholder giving notice as provided for in this Section 5 does not appear in person or by proxy at such annual or special meeting to present each nominee for election as a Trustee or the proposed business, as applicable, such matter shall not be considered at the meeting.

(d)     Voting Powers. The shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Article IV, Sections 1 and 3 of the Declaration of Trust, (ii) with respect to any manager or subadviser as provided in Article IV, Section 8 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to certain transactions and other matters to the extent and as provided in Article V, Sections 2 and 3 of the Declaration of Trust, (iv) with respect to any termination of the Trust to the extent and as provided in Article IX, Section 5 of the Declaration of Trust (for the avoidance of any doubt, Shareholders shall have no separate right to vote with respect to the termination of the Trust or a series or class of Shares if the Trustees (including the Continuing Trustees) exercise their right to terminate the Trust or such series or class pursuant to clauses (ii) or (y) of Article IX, Section 5 of the Declaration of Trust), (v) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section 8 of the Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders,

(vii) with respect to certain matters and to the extent and as provided in Article VIII of these Bylaws, and (viii) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Bylaws or any registration of the Trust with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.

SECTION 6.    Quorum; Voting.

(a) Except when a larger quorum is required by any provision of law or the Declaration of Trust or these Bylaws, thirty percent (30%) of the Shares entitled to vote on a particular matter shall constitute a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law or the Declaration of Trust or these Bylaws permits or requires that holders of any class or series of Shares shall vote as an individual class or series, the thirty percent (30%) (unless a larger quorum is required as specified above) of Shares of that class or series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class or series. Any lesser number shall be sufficient for adjournments. Except when a different vote is required by any provision of law or the Declaration of Trust or these Bylaws, a plurality of the quorum of Shares necessary for the transaction of business at a shareholders’ meeting shall decide any questions, provided that where any provision of law or of the Declaration of Trust or these Bylaws permits or requires that the holders of any class or series of Shares shall vote as an individual class or series, then a plurality of the quorum of Shares of that class or series necessary for the transaction of business by that class or series at a shareholders’ meeting shall decide that matter insofar as that class or series is concerned. A majority of the votes entitled to be cast in the election of Trustees shall be required to elect a Trustee. The shareholders present at any duly organized meeting may continue to do business until adjournment, notwithstanding the withdrawal of enough shareholders to leave less than a quorum. For the avoidance of doubt, all determinations of whether a quorum is present for the transaction of business at a shareholders’ meeting shall be made after applying any applicable provision of Article VIII of these Bylaws.

(b) Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, except as otherwise provided in the Declaration of Trust, these Bylaws (including, without limitation, Article VIII of these Bylaws), or required by applicable law. Except as otherwise provided in the Declaration of Trust or these Bylaws or required by applicable law, all Shares then entitled to vote shall be voted in the aggregate as a single class without regard to classes or series of Shares. There shall be no cumulative voting in the election of Trustees.

SECTION 7.    Postponement; Adjournment. The Trust may postpone or cancel a meeting of shareholders by making a “public announcement” (as defined in Section 5(c)(3) of this Article II) of such postponement or cancellation prior to the meeting. Notice of the date, time and place (which need not be a physical location and instead may be solely by means of remote communication or both a physical location and by means of remote communication) to which the meeting is postponed shall be given not less than seven (7) days prior to such date and otherwise in the manner set forth in these Bylaws. Whether or not a quorum is present, any meeting of the shareholders convened may be adjourned from time to time with respect to one or more matters to be considered at such meeting to a designated date (which may be more than 120 days after the date initially set for the meeting), without notice other than by announcement at the meeting at which the adjournment is taken, by action of the Chairman of the meeting without any action by shareholders on the matter of adjournment. At any postponed or adjourned meeting at which a quorum shall be present, any action may be taken that could have been taken at the meeting as originally called.

SECTION 8.    Organization and Conduct. Every meeting of shareholders shall be conducted by an individual appointed by the Board of Trustees to be Chairman of the meeting or, in the absence of such appointment or appointed individual, by the Chairman of the Board or, in the case of a vacancy in the office or absence of the Chairman of the Board, by one of the following officers present at the meeting in the following order: the President, the Vice Presidents in their order of rank and, within each rank, in their order of seniority, the Secretary, the Assistant Secretaries in their order of rank and, within each rank, in their order of seniority, or, in the absence of such officers, a Chairman chosen by the shareholders by the vote of a majority of the votes cast by shareholders present in person or by proxy. The Secretary or, in the case of a vacancy in the office or absence of the Secretary, an Assistant Secretary or an individual appointed by the Board of Trustees or the Chairman of the meeting shall act as secretary. In the event that the Secretary presides at a meeting of shareholders, an Assistant Secretary, or, in the absence of all Assistant Secretaries, an individual appointed by the Board of Trustees or the Chairman of the meeting, shall record the minutes of the meeting. The order of business and all other matters or procedure at any meeting of shareholders shall be determined by the Chairman of the meeting. The Chairman of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of the Chairman and without any action by the shareholders, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance or participation at the meeting to shareholders of record of the Trust, their duly authorized proxies and such other individuals as the Chairman of the meeting may determine; (c) limiting the time allotted to questions or comments; (d) determining when and for how long the polls should be opened and when the polls should be closed and when announcement of the results should be made; (e) maintaining order and security at the meeting; (f) removing any shareholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the Chairman of the meeting; (g) concluding a meeting or recessing or adjourning the meeting, whether or not a quorum is present, to a later date and time and at a place (for the avoidance of doubt, the Chairman of the meeting may, but is not required to, designate and announce at the meeting at which any adjournment is taken the time, place, if any, and the means of remote communication, if any, for reconvening the meeting); and (h) complying with any state and local laws and regulations concerning safety and security.

SECTION 9.    Proxies. A shareholder may vote the Shares he, she or it is entitled to vote and owns of record either in person or by written proxy signed by the shareholder or by his, her or its duly authorized agent. Shareholders may authorize others to act as proxies by means of facsimile signatures, electronic transmissions, internet transmissions and other reasonable means authorized or accepted by the Trust, subject to the reasonable satisfaction of the Trust that the shareholder has authorized the creation of the proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. No proxy shall be valid after the expiration of eleven (11) months from the date thereof, unless otherwise provided in the proxy. Every proxy shall be revocable at the pleasure of the shareholder executing it, except in those cases in which the proxy states that it is irrevocable and in which an irrevocable proxy is permitted by law. Until Shares of a particular class or series are issued, the Trustees may exercise all rights of shareholders and may take any action required by law, the Declaration of Trust or these Bylaws to be taken by shareholders as to such class or series.

SECTION 10.    Fixing of Record Date for Determining Shareholders Entitled to Vote at Meeting. The Board of Trustees shall set a record date for the purpose of determining shareholders entitled to vote at any meeting of the shareholders. The record date for a particular meeting shall be not more than ninety (90) or fewer than seven (7) days before the date of the meeting. All persons who were holders of record of Shares as of the record date of a meeting notwithstanding any transfer of Shares on the books of the Trust after the record date, and no others, shall be entitled to notice of and to vote at such meeting and any postponements or adjournments thereof; or without fixing such record date, the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.

When a record date for the determination of shareholders entitled to notice of and to vote at any meeting of shareholders has been set as provided in this section, such record date shall continue to apply to the meeting if postponed or adjourned, there being no necessity to set a new record date in the event that the meeting is adjourned or postponed to a date that is more than 120 days after the date initially set for the meeting; provided, however, if at any time a new record date is set for a meeting or any postponement or adjournment thereof, that any proxy received by the Trust from a shareholder who was a shareholder of record on both a prior record date set for the meeting and the new record date for such meeting shall remain in full force and effect unless explicitly revoked by the applicable shareholder.

SECTION 11.    Inspectors. The Board of Trustees may, in advance of any meeting of shareholders, appoint one (1) or more inspectors to act at the meeting or at any postponement or adjournment of the meeting. If the inspectors shall not be so appointed or if any of them shall fail to appear or act, the Chairman of the meeting may appoint inspectors. Each inspector, before entering upon the discharge of his, her or its duties, shall, if required by the Chairman of the meeting, take and sign an oath to execute faithfully the duties of inspector at the meeting with strict impartiality and according to the best of his, her or its ability. The inspectors, if appointed, shall determine the number of Shares outstanding and the voting power of each Share, the number of Shares represented at the meeting, the existence of a quorum and the validity and effect of proxies, and shall receive votes, ballots or consents, hear and determine all challenges and questions arising in connection with the right to vote, count and tabulate all votes, ballots or consents, determine the result, and do those acts as are proper to conduct the election or vote with fairness to all shareholders. No ballot shall be required for any election unless required by a shareholder present or represented at the meeting and entitled to vote in such election. On request of the Chairman of the meeting or any shareholder entitled to vote at the meeting, the inspectors shall make a report in writing of any challenge, request or matter determined by them and shall execute a certificate of any fact found by them. No Trustee or candidate for the office of Trustee shall act as inspector of an election of Trustees. Inspectors need not be shareholders of the Trust.

SECTION 12.    Consent of Shareholders in Lieu of Meeting. Except as otherwise provided by statute or the Declaration of Trust, any action required or permitted to be taken at any annual or special meeting of shareholders may be taken without a meeting, if all of the shareholders entitled to vote on the matter consent to the action in writing and such written consents are filed in paper with the records of shareholder meeting.

SECTION 13.    Virtual Meetings. Notwithstanding anything to the contrary in these Bylaws, the Board or an officer of the Trust designated by the Board for such purpose may determine at any time, including, without limitation, after the calling of any meeting of shareholders, that any meeting of shareholders be held solely by means of remote communication or both at a physical location and by means of remote communication. Notwithstanding anything to the contrary in these Bylaws, if it is determined after notice of the meeting has been sent to shareholders that participation by shareholders in the meeting shall or may be conducted by means of remote communication, notice thereof may be provided at any time by press release or any other means of public communication or as otherwise required by applicable law. Shareholders and proxy holders entitled to be present and to vote at the meeting that are not physically present at such a meeting but participate by means of remote communication shall be considered present in person for all purposes under these Bylaws and may vote at such a meeting. Subject to any guidelines and procedures that the Board may adopt, any meeting at which shareholders or proxy holders are permitted to participate by means of remote communication shall be conducted in accordance with the following, unless otherwise permitted by applicable law or regulation:

(a) The Trust shall implement, at the direction of the President or the President’s designee, reasonable measures to verify that each person considered present and authorized to vote at the meeting by means of remote communication is a shareholder or proxy holder;

(b) The Trust shall implement, at the direction of the President or the President’s designee, reasonable measures to provide the shareholders and proxy holders a reasonable opportunity to participate in the meeting and to vote on matters submitted to the shareholders, including an opportunity to read or hear the proceedings of the meeting substantially concurrently with the proceedings; and

(c) In the event any shareholder or proxy holder votes or takes other action at the meeting by means of remote communication, a record of the vote or other action shall be maintained by the Trust.

ARTICLE III

BOARD OF TRUSTEES

SECTION 1.    Qualifications. To qualify as a nominee for election as a Trustee and to be elected as a Trustee, an individual, at the time of nomination and election unless a majority of the Board of Trustees then in office shall have determined by resolution that failure to satisfy a particular qualification requirement will not present undue conflicts or impede the ability of the individual to discharge the duties of a Trustee or the free flow of information among Trustees or between the Trust’s investment adviser and any sub-adviser on the one hand and the Board of Trustees on the other hand:

(a) shall have at least five years’ experience in either investment management, economics, public accounting, business or law, or shall have other substantial expertise, experience or relationships relevant to the business of the Trust in the determination of the Governance and Nominating Committee or the Board of Trustees;

(b) shall, at the time the individual is nominated or elected, serve as a Trustee of no more than five (5) companies having securities registered under the Exchange Act or that are registered under the 1940 Act or treated as public reporting companies under any comparable regulatory regime (investment companies having the same investment adviser or investment advisers in a control relationship with each other shall all be counted as a single company for this purpose);

(c) shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(d) shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, nor shall be subject to any “proceeding,” as defined in Form ADV adopted under the Investment Advisers Act of 1940, as amended, that could reasonably be expected to result in an individual nominated or seated as a Trustee failing to satisfy the requirements of this paragraph;

(e) shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the 1940 Act that would result in, or could have reasonably been expected or would reasonably be expected to result in such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the 1940 Act) being ineligible, in the absence of an exemptive order under Section 9(c) of the 1940 Act, to serve or act in the capacity of employee, officer, Trustee, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face-amount certificate company; and

(f) shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the 1940 Act that, in the absence of an exemptive order under Section 9(c) of the 1940 Act, would permit, or could reasonably have been expected or would reasonably be expected to permit the Securities and Exchange Commission by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, Trustee, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the 1940 Act) of such investment adviser, depositor, or principal underwriter.

The Governance and Nominating Committee of the Board of Trustees, or in the absence thereof, the entire Board of Trustees, in its sole discretion, shall determine whether an individual satisfies the foregoing qualifications. Any individual who does not satisfy the qualifications set forth under this Section 1 shall not be eligible for nomination or election as a Trustee.

SECTION 2.    Number, Election and Term of Trustees. Any Trustee nominated for re-election as a Trustee who fails to receive the requisite vote for re-election at an applicable meeting of shareholders (the “Holdover Meeting”), and whose successor has neither been elected nor qualified, shall holdover and shall continue to be considered “elected” by shareholders for purposes of applicable law, including the laws of The Commonwealth of Massachusetts and the 1940 Act. Except as otherwise provided by applicable law, such holdover Trustee shall continue to serve as Trustee until his or her successor is elected and qualified, or until he or she sooner dies, resigns, retires or is disqualified or removed from office as provided in the Declaration of Trust.

SECTION 3.    Chairman of the Board of Trustees. The Chairman of the Board of Trustees shall be determined by the Board of Trustees. The Chairman, if present, shall preside at all meetings of the shareholders and of the Board of Trustees, except as otherwise provided in these Bylaws.

SECTION 4.    Vacancies. If for any reason any or all the Trustees cease to be Trustees, such event shall not terminate the Trust or affect these Bylaws or the powers of the remaining Trustees hereunder.

SECTION 5.    Place of Meetings. Meetings of the Board of Trustees may be held at any place that the Board of Trustees may from time to time determine or that is specified in the notice of the meeting, or by means of remote communication, if so designated by the Board.

SECTION 6.    Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees. A meeting of the Board of Trustees may be held immediately after the annual meeting of shareholders, no call or notice other than this Bylaw being necessary.

SECTION 7.    Special Meetings. Special meetings of the Board of Trustees may be called by two (2) or more Trustees of the Trust or by the Chairman of the Board or the President.

SECTION 8.    Notice of Special Meetings. Notice of each special meeting of the Board of Trustees shall be given by the Secretary or an Assistant Secretary or by the officer or the Trustees calling the meeting as hereinafter provided. Each notice shall state the time and place of the meeting, or that the meeting is being held by means of remote communication, and shall be delivered to each Trustee, either personally or by telephone or other standard form of telecommunication or electronic transmission, at least twenty-four (24) hours before the time at which the meeting is to be held, or by first-class mail, postage prepaid, addressed to the Trustee at his or her residence or usual place of business, and mailed at least three (3) days before the day on which the meeting is to be held.

SECTION 9.    Waiver of Notice of Meetings. Notice of any special meeting need not be given to any Trustee who shall, either before or after the meeting, deliver a written waiver or an electronic transmission of a waiver of notice that is filed with the records of the meeting or who shall attend the meeting. The attendance of the Trustee at a special meeting shall constitute waiver of notice of such meeting, except (i) where a Trustee attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been properly called or convened or (ii) as specified in writing by such Trustee prior to commencement of the meeting.

SECTION 10.    Quorum and Voting. A majority of the entire Board of Trustees shall constitute a quorum for the transaction of business, provided that, if less than a majority of such Trustees is present at such meeting, a majority of the Trustees present may adjourn the meeting from time to time without further notice, and provided further that if, pursuant to applicable law, the Declaration of Trust or these Bylaws, the vote of a majority or other percentage of a specified group of Trustees is required for action, a quorum must also include a majority or such other percentage of such group. Except as otherwise expressly required by statute, the Declaration of Trust or these Bylaws, the action of a majority of the Trustees present at any meeting at which a quorum is present shall be the action of the Board. The Trustees present at a meeting that has been duly called and at which a quorum has been established may continue to transact business until adjournment, notwithstanding the withdrawal from the meeting of enough Trustees to leave fewer than required to establish a quorum. If enough Trustees have withdrawn from a meeting to leave fewer than required to establish a quorum, but the meeting is not adjourned, the action of a majority of that number of Trustees necessary to constitute a quorum at such meeting shall be the action of the Board of Trustees, unless the concurrence of a greater proportion is required for such action by applicable law, the Declaration of Trust or these Bylaws.

SECTION 11.    Organization. The Chairman of the Board shall preside at each meeting of the Board. In the absence or inability of the Chairman of the Board to preside, the President (if he or she is a Trustee), or, in his or her absence or inability to preside, another Trustee chosen by a majority of the Trustees present, shall act as Chairman of the meeting and preside at the meeting. The Secretary (or, in his or her absence or inability to act, any person appointed by the Chairman of the meeting) shall act as secretary of the meeting and keep the minutes of the meeting. Except as provided elsewhere in these Bylaws or as otherwise specifically provided in the resolutions constituting a committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any committee of the Trustees shall constitute a quorum for the transaction of business, and any action of such a committee may be taken at a meeting by a vote of a majority of the members present (a quorum being present) or evidenced by one or more writings signed by such a majority at such meeting.

Except as specifically provided in the resolutions constituting a committee of the Trustees and providing for the conduct of its meetings, Article III, Section 8 of these Bylaws relating to special meetings notice shall govern the notice requirements for Committee meetings.

SECTION 12.    Written Consent of Trustees in Lieu of a Meeting. Subject to the provisions of the 1940 Act, any action required or permitted to be taken at any meeting of the Board of Trustees or of any committee of the Board may be taken without a meeting if a majority of members of the Board (including a majority of the Continuing Trustees) or committee, as the case may be, consent thereto in writing or by electronic transmission, and the writing or writings, in paper or electronic form, are filed with the minutes of the proceedings of the Board or committee.

SECTION 13.    Telephone Conference. Members of the Board of Trustees or any committee of the Board may participate in any Board or committee meeting by means of one or more remote communication systems, such as a conference telephone, video or similar communications equipment, by means of which all persons participating in the meeting can hear each other at the same time. Participation by such means shall constitute presence in person at the meeting.

SECTION 14.    Compensation. Each Trustee shall be entitled to receive compensation, if any, as may from time to time be fixed by the Board of Trustees, including a fee for each meeting of the Board or any committee thereof, regular or special, he or she attends. Trustees may also be reimbursed by the Trust for all reasonable expenses incurred in traveling to and from the place of a Board or committee meeting.

SECTION 15.    Ratification. The Board of Trustees or the shareholders may ratify any act, omission, failure to act or determination made not to act (an “Act”) by the Trust or its officers to the extent that the Board of Trustees or the shareholders could have originally authorized the Act and, if so ratified, such Act shall have the same force and effect as if originally duly authorized, and such ratification shall be binding upon the Trust and its shareholders. Any Act questioned in any proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a Trustee, officer or shareholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board of Trustees or by the shareholders, and such ratification shall constitute a bar to any claim or execution of any judgment in respect of such questioned Act.

SECTION 16.    Emergency Provisions. Notwithstanding any other provision in these Bylaws and to the extent consistent with the Declaration of Trust, this Section 16 shall apply if, during an Emergency (as defined below) in the judgment of one or more officers of the Trust, action by the Trustees is necessary or desirable and a quorum of the Trustees or a committee thereof otherwise cannot readily be assembled because of the Emergency; provided, however, that such Trustees or committee members who convene concur with the judgment of such officer(s). For these purposes, an “Emergency” is any emergency resulting from an attack on the United States or on a locality in which the Trust conducts its business or customarily holds meetings of its Board of Trustees or its shareholders, or during any nuclear or atomic disaster, or during the existence of any catastrophe, including, but not limited to, an epidemic or pandemic, or a declaration of a national emergency by the United States government or relevant state or local government, or other similar emergency condition. During any Emergency, unless otherwise provided by the Board of Trustees, (i) a meeting of the Board of Trustees or a committee thereof may be called by any Trustee or officer by any means feasible under the circumstances; (ii) notice of any meeting of the Board of Trustees or a committee thereof during such an Emergency may be given less than 24 hours prior to the meeting to as many Trustees or committee members and by such means as may be feasible at the time, including publication, television or radio; and (iii) the Trustee or Trustees or committee member or committee members in attendance at such emergency meeting shall constitute a quorum of the Trustees or the relevant committee thereof at any such emergency meeting, and shall have all of the powers of the Trustees or the committee thereof to conduct the business of the Trust and to take any action on behalf of the Trustees or the committee thereof that is in accordance with applicable law, the Declaration of Trust, and these Bylaws. During the existence of an Emergency, every Trustee attending a meeting of a committee shall be an alternate member of that committee, shall have all of the powers of a member of such committee, and shall be deemed a member of such committee for purposes of constituting a quorum of the committee. Failure of any Trustee or committee member to receive actual notice of an Emergency meeting called pursuant to this Section 16 shall not affect the power of the Trustee or Trustees or committee member or committee members present at such meeting to exercise the powers described in this Section 16. Promptly following any such Emergency meeting, those Trustees or committee members present at such Emergency meeting (or their delegates) shall notify all other Trustees or committee members of the matters discussed, and any actions taken, during the Emergency meeting. Without limitation, to the fullest extent permitted by applicable law and the Declaration of Trust, action may be taken under this Section 16 with respect to the appointment of successors to any of the officers, Trustees, employees or agents of the Trust; relocation of the principal office or designation of alternative officers; procedures for calling and giving notice of a meeting of the Board of Trustees; quorum requirements for a meeting of the Board of Trustees; and designation of additional or substitute Trustees. Any action taken on behalf of the Trust in good faith in accordance with this Section 16 shall bind the Trust and shall not be used to impose liability on a Trustee, officer, employee or agent of the Trust.

SECTION 17.    Governance. The Board of Trustees may from time to time require all its members (including any individual nominated to serve as a Trustee) to agree in writing as to matters of corporate governance, business ethics and confidentiality while such persons serve as Trustees, including a consent to the Trust’s or the Board of Trustees’ use of a background check, such agreement to be on the terms and in a form determined satisfactory by the Board of Trustees, as amended and supplemented from time to time in the discretion of the Board of Trustees.

ARTICLE IV

OFFICERS, AGENTS AND EMPLOYEES

SECTION 1.    Number and Qualifications. The Trust shall have a President, a Secretary, a Treasurer, and such other officers, if any, as the Trustees from time to time may in their discretion elect, each of whom shall be elected by the Board of Trustees. The Board of Trustees may elect or appoint one (1) or more Vice Presidents and may also appoint any other officers, assistant officers, agents and employees it deems necessary or proper. Any two (2) or more offices may be held by the same person, except the offices of President and Vice President, but no officer shall execute, acknowledge or verify in more than one (1) capacity any instrument required by law to be executed, acknowledged or verified by more than one officer. The President, the Treasurer, and the Secretary shall be elected by the Board of Trustees each year, each to hold office until his or her successor shall have been duly elected and shall have qualified, or until his or her death, or until he or she shall have resigned or have been removed with or without cause, as provided in these Bylaws, or becomes disqualified. Other officers, if any, may be elected or appointed by the Trustees at the same meeting at which the President, Treasurer and Secretary are elected or at any other time. The Board of Trustees may from time to time elect such officers (including one or more Assistant Vice Presidents, one or more Assistant Treasurers and one or more Assistant Secretaries) and may appoint, or delegate to the President the power to appoint, such agents as may be necessary or desirable for the business of the Trust. Such other officers and agents shall have such duties and shall hold their offices for such terms as may be prescribed by the Board or by the appointing authority.

SECTION 2.    Resignations. Any officer of the Trust may resign at any time by giving written notice of his or her resignation to the Board of Trustees, the Chairman of the Board, the President or the Secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the resignation. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. Except to the extent expressly provided in a written agreement with the Trust, no officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

SECTION 3.    Removal of Officer, Agent or Employee. Any officer, agent or employee of the Trust may be removed by the Board of Trustees with or without cause at any time, and the Board may delegate the power of removal as to agents and employees not elected or appointed by the Board of Trustees. Removal shall be without prejudice to the person’s contract rights, if any, but the appointment of any person as an officer, agent or employee of the Trust shall not of itself create contract rights.

SECTION 4.    Vacancies. A vacancy in any office, whether arising from death, resignation, removal or any other cause, may be filled for the unexpired portion of the term of the office that shall be vacant, in the manner prescribed in these Bylaws for the regular election or appointment to the office.

SECTION 5.    Compensation. The compensation of the officers of the Trust shall be fixed by the Board of Trustees, but this power may be delegated to any officer with respect to other officers under his or her control.

SECTION 6.    Bonds or Other Security. If required by the Board, any officer, agent or employee of the Trust shall give a bond or other security for the faithful performance of his or her duties, in an amount and with any surety or sureties as the Board may require.

SECTION 7.    President. The President shall sign and execute all instruments required to be signed and executed by the President of the Trust. He or she shall also have such other duties and responsibilities as shall be assigned to him by the Chairman or the Board of Trustees. The President shall be the principal executive officer of the Trust unless otherwise provided by the Board of Trustees.

SECTION 8.    Vice President. Each Vice President shall have the powers and perform the duties that the Board of Trustees or the Chairman of the Board may from time to time prescribe. A Vice President, in order of seniority, shall, in the absence of the Chairman and the President, preside at all meetings of the shareholders.

SECTION 9.    Treasurer. Subject to the provisions of any contract that may be entered into with any custodian pursuant to authority granted by the Board of Trustees, the Treasurer shall have charge of all receipts and disbursements of the Trust and shall have or provide for the custody of the Trust’s funds and securities; he shall have full authority to receive and give receipts for all money due and payable to the Trust, and to endorse checks, drafts, and warrants, in its name and on its behalf and to give full discharge for the same; he shall deposit all funds of the Trust, except those that may be required for current use, in such banks or other places of deposit as the Board of

Trustees may from time to time designate; and, in general, he shall perform all duties incident to the office of Treasurer and such other duties as may from time to time be assigned to him by the Board of Trustees or the Chairman of the Board. The Treasurer shall be the principal accounting officer of the Trust unless otherwise provided by the Board of Trustees.

SECTION 10.    Assistant Treasurers. The Assistant Treasurers in the order of their seniority, unless otherwise determined by the Chairman of the Board or the Board of Trustees, shall, in the absence or disability of the Treasurer, perform the duties and exercise the powers of the Treasurer. They shall perform such other duties and have such other powers as the Chairman or the Board of Trustees may from time to time prescribe.

SECTION 11.    Secretary. The Secretary shall:

(a) keep or cause to be kept in one or more books provided for the purpose, the minutes of all meetings of the Board of Trustees, the committees of the Board and the shareholders;

(b) see that all notices are duly given in accordance with the provisions of these Bylaws and as required by law;

(c) be custodian of the records and the seal of the Trust and affix and attest the seal to all share certificates of the Trust (unless the seal of the Trust on such certificates shall be a facsimile, as hereinafter provided) and affix and attest the seal to all other documents to be executed on behalf of the Trust under its seal;

(d) see that the books, reports, statements, certificates and other documents and records required by law to be kept and filed are properly kept and filed; and

(e) in general, perform all the duties incident to the office of Secretary and such other duties as from time to time may be assigned to him by the Board of Trustees or the Chairman of the Board.

SECTION 12.    Assistant Secretaries. The Assistant Secretaries in the order of their seniority, unless otherwise determined by the Chairman of the Board or the Board of Trustees, shall, in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary. They shall perform such other duties and have such other powers as the President or the Board of Trustees may from time to time prescribe.

SECTION 13.    Delegation of Duties. In case of the absence of any officer of the Trust, or for any other reason that the Board of Trustees may deem sufficient, the Board may confer for the time being the powers or duties, or any of them, of such officer upon any other officer or upon any Trustee.

SECTION 14.    Powers. Subject to the other provisions of these Bylaws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

ARTICLE V

SHARES

SECTION 1.    Share Certificates. The Board of Trustees may determine to issue certificated or uncertificated Shares. For certificated Shares, each holder of Shares shall be entitled upon specific written request to such person as may be designated by the Trust to have a certificate or certificates, in a form approved by the Board, representing the number of Shares owned by him; provided, however, that certificates for fractional Shares will not be delivered in any case. The certificates representing Shares shall be signed by or in the name of the Trust by the President or a Vice President and by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer and may be sealed with the seal of the Trust. Any or all of the signatures or the seal on the certificate may be facsimiles. In case any officer, transfer agent or registrar who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer, transfer agent or registrar before the certificate is issued, it may be issued by the Trust with the same effect as if the officer, transfer agent or registrar was still in office at the date of issue. Notwithstanding the foregoing, in lieu of issuing certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

SECTION 2.    Regulations. The Board of Trustees may authorize the issuance of uncertificated Shares. If certificated Shares are issued, the Board of Trustees may make any additional rules and regulations, not inconsistent with these Bylaws, as it may deem expedient concerning the issue, transfer and registration of certificates for Shares. The Board may appoint, or authorize any officer or officers to appoint, one or more transfer agents or one or more transfer clerks and one or more registrars and may require all certificates for Shares to bear the signature or signatures of any of them.

SECTION 3.    Lost, Destroyed or Mutilated Certificates. The holder of any certificate representing Shares shall immediately notify the Trust of its loss, destruction or mutilation and the Trust may issue a new certificate in the place of any certificate issued by it that has been alleged to have been lost or destroyed or that shall have been mutilated, as the Trustees shall prescribe. The Board may, in its discretion, require the owner (or his or her legal representative) of a lost, destroyed or mutilated certificate to give to the Trust a bond in a sum, limited or unlimited, and in a form and with any surety or sureties as the Board in its absolute discretion shall determine, to indemnify the Trust against any claim that may be made against it on account of the alleged loss or destruction of any such certificate, or issuance of a new certificate. Anything herein to the contrary notwithstanding, the Board of Trustees, in its absolute discretion, may refuse to issue any such new certificate, except pursuant to legal proceedings under the laws of The Commonwealth of Massachusetts.

SECTION 4.    Issuance of New Certificates to Pledgee. A pledgee of Shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of pledgor shall be stated thereon, who alone shall be liable as a shareholder and entitled to vote thereon.

SECTION 5.    Discontinuance of Issuance of Certificates. Notwithstanding anything to the contrary in this Article V, the Trustees may at any time discontinue the issuance of share certificates and may, by written notice to each shareholder, require the surrender of share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

SECTION 6.    Fixing of Record Date for Dividends, Distributions, etc. The Board (or, to the extent permitted by law, a Board committee or an officer of the Trust so empowered by the Board) may fix, in advance, a date not more than ninety (90) days preceding the date fixed for the payment of any dividend or the making of any distribution or the allotment of rights to subscribe for securities of the Trust, or for the delivery of evidences of rights or evidences of interests arising out of any change, conversion or exchange of Shares or other securities, as the record date for the determination of the shareholders entitled to receive any such dividend, distribution, allotment, rights or interests, and in such case only the shareholders of record at the time so fixed, notwithstanding any transfer of Shares on the books of the Trust after the record date, shall be entitled to receive such dividend, distribution, allotment, rights or interests; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.

ARTICLE VI

GENERAL

SECTION 1.    Seal. The seal of the Trust shall, subject to alteration by the Trustees, consist of a flat-faced die with the word “Massachusetts,” together with the name of the Trust and the year of its organization cut or engraved thereon; provided, however, that unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

SECTION 2.    Electronic Transmission. An electronic transmission is any form of communication, not directly involving the physical transmission of paper, that creates a record that may be retained, retrieved, and reviewed by the recipient of the communication and may be reproduced directly in paper form by a recipient through an automated process.

SECTION 3.    Provisions in Conflict with Law or Regulation.

(a) The provisions of these Bylaws are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder or with other applicable binding laws and regulations, the conflicting provision shall be deemed never to have constituted a part of these Bylaws; provided, however, that such determination shall not affect any of the remaining provisions of these Bylaws or render invalid or improper any action taken or omitted prior to such determination.

(b) If any provision of these Bylaws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of these Bylaws in any jurisdiction.

SECTION 4.    Fiscal Year. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and the subsequent fiscal years shall end on such date in subsequent years.

SECTION 5.    Execution of Papers. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, transfers, contracts, bonds, notes, checks, drafts and other obligations made, accepted or endorsed by the Trust shall be executed by the President, any Vice President, the Treasurer or by whoever else shall be designated for that purpose by vote of the Trustees, and need not bear the seal of the Trust.

ARTICLE VII

EXCLUSIVE FORUM FOR CERTAIN LITIGATION

Unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Trust, (b) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, employee or agent of the Trust to the Trust or the Trust’s shareholders, (c) any action asserting a claim arising pursuant to the laws of The Commonwealth of Massachusetts, or any provision of the Declaration of Trust or these Bylaws (in each case, as the same may be amended or supplemented from time to time), or any other law, including without limitation the 1940 Act, applicable to the Trust, or (d) any action asserting a claim governed by the internal affairs doctrine, shall be the Business Litigation Session of the Massachusetts Superior Court in Suffolk County or a federal court sitting within the City of Boston. Any person who, or entity that, holds, purchases or otherwise acquires an interest in Shares (including any “beneficial owner,” within the meaning of Section 13(d) of the Exchange Act) shall be deemed (i) to have notice of, and to have consented to and agreed to comply with, the provisions of this Article VII, and (ii) to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in this Article VII.

If any action the subject matter of which is within the scope of this Article VII is filed in a court other than as specified above in the name of any shareholder, such shareholder shall be deemed to have consented to (x) the personal jurisdiction of the Business Litigation Session of the Massachusetts Superior Court in Suffolk County or a federal court sitting within the City of Boston, as appropriate, in connection with any action brought in any such court to enforce this Article VII and (y) having service of process made upon such shareholder in any such action by service upon such shareholder’s counsel in the action as agent for such shareholder.

If any provision or provisions of this Article VII shall be held to be invalid, illegal or unenforceable as applied to any person or circumstance for any reason whatsoever, then, to the fullest extent permitted by law, the validity, legality and enforceability of such provision(s) in any other circumstance and of the remaining provisions of this Article VII (including, without limitation, each portion of any sentence of this Article VII containing any such provision held to be invalid, illegal or unenforceable that is not itself held to be invalid, illegal or unenforceable) and the application of such provision to other persons and circumstances shall not in any way be affected or impaired thereby.

ARTICLE VIII

CONTROL SHARE ACQUISITIONS

SECTION 1.    Certain Definitions. As used in this Article VIII, the following terms have the meanings specified below:

(a) “Associate” means, with respect to any Person, any person who directly or indirectly controls or is controlled by, or is under common control with, such Person, “control,” as used in this definition meaning the possession, direct or indirect, of the power to direct or cause the direction of the management or policies of a Person, whether through the ownership of voting securities, by contract or otherwise; any corporation or organization of which such Person is an officer, director or partner or in which such Person performs a similar function; any direct or indirect Beneficial Owner of ten percent (10%) or more of any class of equity securities of such Person; any trust or estate in which such Person has a beneficial interest not represented by transferable shares or as to which such Person serves as trustee or in a similar fiduciary capacity; any relative or spouse of such Person, or any relative of such spouse, any one of whom has the same residence as such Person or who is a Trustee or officer of the Trust or any of its affiliates; any person who is acting or intends to act jointly or in concert with such Person in a Control Share Acquisition; any member of a “group” (within the meaning of Section 13(d)(3) of the Exchange Act and the rules thereunder) with such Person; and any “affiliated person” of such Person, as such term is defined in Section 2(a)(3) of the 1940 Act.

(b) “Beneficial Ownership” or “Beneficially Owned” means the sole or shared power to dispose or direct the disposition of Shares or the sole or shared power to vote or to direct the voting of Shares, whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise. A Person shall not be deemed to be a Beneficial Owner of Shares as to which such Person may exercise voting power solely by virtue of a revocable proxy conferring the right to vote. A member of a national securities exchange shall not be deemed to be a Beneficial Owner of Shares held directly or indirectly by it on behalf of another Person solely because such member is the recordholder of such securities and, pursuant to the rules of such exchange, may direct the vote of such Shares, without instruction, on other than contested matters or matters that may affect substantially the rights or privileges of the holders of the Shares to be voted but is otherwise precluded by the rules of such exchange from voting without instructions.

(c)(1) “Control Share Acquisition” means the acquisition by any Person of Beneficial Ownership of Shares, which, but for the provisions of this Article VIII, would have voting rights and which, when added to all other Shares Beneficially Owned by such Person (including Shares otherwise included in the categories enumerated in Section 1(c)(2)(i) through (vi) below), would entitle such Person, upon acquisition of such Shares, to vote or direct the voting of Shares having voting power in the election of Trustees within any of the following ranges of such voting power:

(i) One-tenth or more, but less than one-fifth of all voting power;

(ii) One-fifth or more, but less than one-third of all voting power;

(iii) One-third or more, but less than a majority of all voting power; or

(iv) A majority or more of all voting power.

Subject to Section 1(c)(2) below, with respect to any Control Share Acquisition by a Person, the following Shares shall be deemed to have been acquired in the same Control Share Acquisition for purposes of this Article VIII: (a) all Shares the Beneficial Ownership of which is acquired by such Person within ninety (90) days before the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition and all Shares the Beneficial Ownership of which was acquired by such Person pursuant to a plan to make a Control Share Acquisition; and (b) all Shares the Beneficial Ownership of which is acquired by such Person within the range of voting power (specified in Section 1(c)(1) of this Article VIII) to which the Control Share Acquisition is subject at any time after the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition but prior to the authorization by shareholders of such Person’s voting rights with respect to such Control Share Acquisition in accordance with Section 4 of this Article VIII.

(2) A Control Share Acquisition shall not include the acquisition of Beneficial Ownership of Shares acquired:

(i) before November 2, 2020, provided, for the avoidance of doubt, that Shares acquired before November 2, 2020 shall, pursuant to Section 1(c)(1) above, be added to Shares the Beneficial Ownership of which is acquired after November 2, 2020 for purposes of determining whether a Control Share Acquisition has taken place or will take place following November 2, 2020;

(ii) pursuant to a contract to acquire Shares existing before November 2, 2020;

(iii) by will or pursuant to the laws of descent and distribution;

(iv) pursuant to the satisfaction of a pledge or other security interest created in good faith and not for the purpose of circumventing the provisions of this Article VIII;

(v) pursuant to a tender offer, merger or consolidation, but only if such tender offer, merger or consolidation is pursuant to an agreement to which the Trust is a party and has been approved by such proportion of the Board of Trustees, and/or shareholders of the Trust as is required pursuant to the Declaration of Trust or Bylaws; or

(vi) through any other transaction that is declared to be exempt from the provisions of this Article VIII by vote of a majority of the Board of Trustees, whether such vote is taken before, at the time of or after such transaction.

(3) The acquisition of Beneficial Ownership of Shares does not constitute a Control Share Acquisition if the acquisition is made by a Person whose voting rights with respect to Shares were previously authorized by the shareholders of the Trust in compliance with this Article VIII, unless such acquisition, when added to all other Shares Beneficially Owned by the Person making such acquisition, would entitle such acquiring Person to vote or direct the voting of Shares having voting power in the election of Trustees in excess of the range of voting power within which all Shares Beneficially Owned by such Person whose voting rights were previously so authorized had voting power immediately following such authorization.

(d) “Control Share Acquisition Statement” means a statement satisfying the requirements of Section 2 below.

(e) “Interested Shares” means Shares that are Beneficially Owned by:

(i) any Person who has acquired or proposes to acquire Beneficial Ownership of Shares in a Control Share Acquisition;

(ii) any officer of the Trust; or

(iii) any employee of the Trust or the Trust’s investment adviser who is also a Trustee of the Trust.

For the avoidance of doubt, any Person whose voting rights in connection with a Control Share Acquisition are subject to a shareholder vote at a meeting of shareholders pursuant to Section 3 shall be deemed to hold Interested Shares with respect to any shareholder vote at such meeting on voting rights in connection with a Control Share Acquisition by any other Person.

(f) “Person” means any individual, corporation, partnership, unincorporated association or other entity, and includes any Associate of such Person.

(g) “Proportional Voter” means any Beneficial Owner of Shares that (i) in accordance with applicable law, regulation, SEC exemptive order, SEC staff no-action letter or other regulatory relief or guidance Votes Proportionally at a meeting of shareholders or (ii) agrees with the Fund to Vote Proportionally and does Vote Proportionally with respect to a meeting of shareholders.

(h) “Vote Proportionally” means to vote all Shares that are Beneficially Owned by a Person in the same proportion as the vote of all other holders of Shares.

SECTION 2.    Delivery of Control Share Acquisition Statement. Any Person who has made a Control Share Acquisition or has made a bona fide written offer to make a Control Share Acquisition may deliver a Control Share Acquisition Statement to the Secretary of the Trust at the principal executive offices of the Trust personally or by certified mail. The Control Share Acquisition Statement shall set forth all of the following:

(i) the identity/identities of such Person who intends/intend to acquire or has/have acquired Beneficial Ownership of Shares;

(ii) a statement that such Control Share Acquisition Statement is being made and delivered pursuant to the provisions of this Article VIII;

(iii) the number and class or series of Shares Beneficially Owned by such Person prior to the Control Share Acquisition;

(iv) the number and class or series of Shares acquired or proposed to be acquired by such Person pursuant to the Control Share Acquisition and the range of voting power to which the Control Share Acquisition is or, if consummated, would be subject pursuant to the provisions of Section (1)(c)(1) above;

(v) a description of the terms and conditions of the proposed or completed Control Share Acquisition, including but not limited to the prices paid by such Person in the Control Share Acquisition and the dates upon which the Shares were acquired or are planned to be acquired; and

(vi) if the Control Share Acquisition has not been completed, representations by such Person that such Control Share Acquisition, if consummated, will not be contrary to law, and that such Person has the financial capacity to consummate the proposed Control Share Acquisition, together with a statement in reasonable detail of the material facts upon which such representation is based.

SECTION 3.    Meeting of Shareholders. (a) If the Person delivering a Control Share Acquisition Statement so demands in writing contemporaneously with the delivery of such Control Share Acquisition Statement, consideration of the voting rights to be authorized for the Shares acquired or proposed to be acquired in the Control Share Acquisition shall be presented (i) if the Trust is required to hold annual meetings of shareholders pursuant to state law or applicable rules of a national securities exchange on which the Trust’s Shares are listed for trading, at the next meeting of the Trust’s shareholders notice of which has not been given prior to the receipt by the Trust of the Control Share Acquisition Statement, whether such meeting is an annual meeting, special meeting in lieu of an annual meeting or special meeting (and provided that the Board of Trustees shall have no obligation to call such a meeting for the sole purpose of considering the voting rights in connection with a Control Share Acquisition) or (ii) if the Trust is not required to and does not hold annual meetings of shareholders, at a special meeting of shareholders, which shall be called by the Board of Trustees and shall be held no later than six months following the delivery of such demand. A demand delivered pursuant to the preceding sentence shall not be considered a notice of shareholder proposal for purposes of Article II, Section 5 of these Bylaws and shall not be subject to the associated informational requirements or deadlines. Such demand shall not be effective unless accompanied by an undertaking by the Person making such demand to pay, if requested by the Trust, the reasonable expenses incurred by the Trust arising from or relating to the consideration of the voting rights of such Person at a shareholder meeting, but not including the expenses of the Trust incurred in opposing a vote to authorize voting rights for the Shares acquired or proposed to be acquired in the Control Share Acquisition. The Trust shall have no obligation to, but may, include the consideration of voting rights for the Shares acquired or proposed to be acquired in a Control Share Acquisition in its own proxy statement for any shareholder meeting. The Trustees may require the acquiring Person to give bond, with sufficient surety, or may require such Person to deposit cash in escrow to reasonably assure the Trust that this undertaking will be satisfied. For the avoidance of doubt, a demand delivered pursuant to this Section 3 shall be limited to the consideration of the voting rights to be authorized for only those Shares acquired within the range of voting power to which the Control Share Acquisition is subject pursuant to the provisions of Section 1(c)(1) of this Article VIII, and any Shares acquired in excess of such range shall constitute a separate Control Share Acquisition with respect to the next range of voting power and, therefore, shall be treated separately for purposes of applying the provisions of this Article VIII.

(b) The notice to the shareholders of the Trust of any annual meeting, special meeting in lieu of an annual meeting or special meeting at which the voting rights to be accorded Shares acquired or proposed to be acquired in a Control Share Acquisition are to be considered shall be directed to all shareholders of record of the Trust entitled to vote on such matter as of the record date set for such meeting. Such notice may include or be accompanied by a copy of the Control Share Acquisition Statement received by the Trust pursuant to this Article VIII, and such other information as the Trust deems appropriate.

(c) A Person whose voting rights with respect to Shares acquired in a Control Share Acquisition are considered at a meeting of shareholders of the Trust with respect to one of the four ownership thresholds specified in Section 1(c)(1) above and not approved may not demand shareholder consideration of its voting rights in connection with a Control Share Acquisition with respect to the same ownership threshold at any subsequent shareholder meeting held within two calendar years of the initial meeting at which such Person’s voting rights were considered with respect to such threshold, and, for the avoidance of doubt, shall not have voting rights with respect to such Shares except to the extent approved at a future meeting held after the expiration of such two-year period and, after the expiration of such two-year period, such Person may deliver a Control Share Acquisition Statement (in accordance with Section 2 of this Article VIII) with respect to such Shares (and/or any other Shares acquired in a Control Share Acquisition with respect to the same ownership threshold) and may demand shareholder consideration of the voting rights to be authorized for such Shares (in accordance with Section 3(a) of this Article VIII).

SECTION 4.    Authorization of Voting Rights. The Person who has acquired Beneficial Ownership of Shares in a Control Share Acquisition shall have the same voting rights with respect to those Shares as the Beneficial Owners of all other Shares of the same class or series only to the extent (i) authorized by vote of shareholders of the Trust at an annual meeting, special meeting in lieu of an annual meeting or special meeting at which such authorization is considered pursuant to Section 3(a) above after delivering a Control Share Acquisition Statement pursuant to Section 2 above or (ii) such Person who Beneficially Owns such Shares is a Proportional Voter. At any such meeting, such authorization shall be considered prior to any other matter that is subject to a shareholder vote, and such authorization shall require the affirmative vote of the holders of a majority of the Shares entitled to vote generally in the election of Trustees, excluding Interested Shares. For the avoidance of doubt, Interested Shares shall be treated in the same manner in connection with such authorization as Shares acquired in a Control Share Acquisition for which no authorization is approved by shareholders, as provided in the following sentence. If no such vote is adopted, (a) the Beneficial Owner of such Shares acquired in a Control Share Acquisition (i) shall not have “power to vote” such Shares within the meaning of Article II, Section 5(d) of these Bylaws, (ii) shall not have, with respect to such Shares, “votes entitled to be cast” within the meaning of Article II, Section 6(a) of these Bylaws; and (iii) shall not be “entitled to vote” such Shares on any matters or have any “power to vote” or “voting power” with respect to such Shares (within the meanings of the Declaration of Trust) and (b) such Shares (while Beneficially Owned by the Person who has acquired Beneficial Ownership thereof in a Control Share Acquisition) shall not be considered “entitled to vote” for purposes of determining a quorum pursuant to Article II, Section 6(a) of these Bylaws; for the avoidance of doubt, such Shares (while Beneficially Owned by the Person who has acquired Beneficial Ownership thereof in a Control Share Acquisition) shall not be considered “voting securities” within the meaning of Section 2(a)(42) of the 1940 Act. Upon transfer of Beneficial Ownership of such Shares to another Person, unless such transfer constitutes a Control Share Acquisition by the acquirer or such Shares otherwise become subject to a Control Share Acquisition (in either case, the ability of the acquirer to vote such Shares shall be subject to the provisions of this Article VIII), the ability of the acquirer to vote such Shares shall not be subject to the provisions of this Article VIII.

SECTION 5.    Persons Required to Provide Information; Interpretation. (a) Each Person who owns Shares either beneficially or of record shall provide to the Trust such information as the Trust may request as is necessary for the Trust to apply the provisions in this Article VIII.

(b) Upon approval by a majority of the Board of Trustees, the Board of Trustees may adopt policies, procedures or resolutions to supply any omission, cure any ambiguity or correct or supplement any defective or inconsistent provisions contained in this Article VIII. Any interpretation of any term or provision contained in this Article VIII made by the Trustees in good faith shall be conclusive and binding upon all shareholders of the Trust.

ARTICLE IX

AMENDMENTS

Except to the extent that the Declaration of Trust or applicable law requires a vote or consent of shareholders or a higher vote or consent by the Trustees and/or Continuing Trustees, these Bylaws may be amended, changed, altered or repealed, in whole or part, only by resolution of a majority of the Trustees and a majority of the Continuing Trustees then in office at any meeting of the Trustees, or by one or more writings signed by a majority of the Trustees and a majority of the Continuing Trustees.